UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2011

Date of reporting period: DECEMBER 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

December 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (51.78%)
Bank Debt (35.29%) (1)
Alumina and Aluminum Production and Processing (4.37%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2), (8)	$25,397,537	$12,927,346	3.55%
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13 (2), (8)	$560,762	560,762	0.15%
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13 (2), (8)	$228,100	228,100	0.06%
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (2), (8)	$33,412	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13 (2), (8)	$2,207,290	2,207,290	0.61%
Total Alumina and Aluminum Production and Processing		15,923,498

Business Support Services (4.18%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/30/15	$15,229,514	15,229,514	4.18%

Communications Equipment Manufacturing (6.10%)
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/11	$100,726	100,726	0.03%
Dialogic Corporation, Senior Secured Notes, LIBOR + 11%, due 9/30/13	$12,445,548	12,445,548	3.41%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$10,644,048	9,686,084	2.66%
Total Communications Equipment Manufacturing		22,232,358

Computer and Peripheral Equipment Manufacturing (0.64%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 2% PIK, due 11/22/12	$2,493,489	2,331,412	0.64%
	.
Electric Power Generation, Transmission, and Distribution (1.92%)
La Paloma Generating Company, Residual Bank Debt (3)	$13,943,926	33,457	-
Texas Competitive Electric Holdings Company, LLC, B3 Term Loan, LIBOR + 3.5%, due 10/10/14	$7,480,670	5,786,044	1.59%
Texas Competitive Electric Holdings Company, LLC, Delayed Draw Tem Loan, LIBOR + 3.5%, due 10/10/14	$1,547,057	1,189,085	0.33%
Total Electric Power Generation, Transmission, and Distribution		7,008,586

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.63%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%, due 10/2/13	$181,884	153,692	0.04%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$2,559,705	2,162,951	0.59%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		2,316,643

Management, Scientific, and Technical Consulting Services (0.35%)
Booz Allen Hamilton, Inc., Mezzanine Loan, 13%, due 7/31/16	$1,244,663	1,273,187	0.35%

Offices of Real Estate Agents and Brokers (1.35%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$5,301,205	5,808,133	1.59%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$8,692,710	(898,244)	(0.24)%
Total Offices of Real Estate Agents and Brokers		4,909,889

Other Financial Investment Activities (1.66%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$7,977,543	6,047,975	1.66%

Other Investment Pools and Funds (0.53%)
Vion Holdings II, LLC, Senior Secured Term Loan, LIBOR + 11%, due 2/27/12	$1,942,643	1,942,643	0.53%

Plastics Product Manufacturing (3.62%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/11 (2), (6)	$9,527,600	9,527,600	2.61%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13 (2), (6)	$3,681,075	3,681,075	1.01%
Total Plastics Product Manufacturing		13,208,675

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Radio and Television Broadcasting (3.31%)
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	$1,347,656	$610,937	0.17%
Encompass Digital Media Group, Inc., 1st Lien Term Loan, 13%, due 12/31/14	$11,047,358	11,434,016	3.14%
Total Radio and Television Broadcasting		12,044,953

Semiconductor and Other Electronic Component Manufacturing (4.05%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, due 9/29/15	$13,667,282	13,393,936	3.67%
Isola USA Corporation, Senior Subordinated Term Loan, 8% Cash + 8% PIK, due 3/29/16	$1,376,395	1,376,395	0.38%
Total Semiconductor and Other Electronic Component Manufacturing		14,770,331

Wired Telecommunications Carriers (2.58%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (4)	€125,915	139,876	0.04%
Hawaiian Telcom Communications, Inc., Senior Secured Term Loan, LIBOR + 6%, due 10/28/15	$2,727,788	2,751,939	0.76%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15	$3,246,277	3,273,328	0.90%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (4)	€1,477,562	1,468,345	0.40%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4)	€1,675,531	1,753,659	0.48%
Total Wired Telecommunications Carriers		9,387,147

Total Bank Debt (Cost $135,554,715)		128,626,811

Other Corporate Debt Securities (16.49%)
Aerospace Product and Parts Manufacturing (0.50%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15	$1,520,000	1,153,726	0.31%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15	$900,000	686,250	0.19%
Total Aerospace Product and Parts Manufacturing		1,839,976

Data Processing, Hosting, and Related Services (6.53%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$12,934,000	12,885,497	3.54%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (5)	$9,485,000	10,907,750	2.99%
Total Data Processing, Hosting, and Related Services		23,793,247

Full-Service Restaurants (0.81%)
Landry's Restaurant, Inc., Senior Secured Notes, 11.625%, due 12/1/15 (5)	$2,739,000	2,959,599	0.81%

Gambling Industries (2.19%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$8,673,000	7,979,160	2.19%

Home Furnishings Stores (0.05%)
Linens 'n Things, Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (3)	$2,782,000	180,830	0.05%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Industrial Machinery Manufacturing (1.37%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$5,005,000	$5,005,000	1.37%

Other Professional, Scientific, and Technical Services (0.77%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12 - (UK/France/Germany) (5)	$3,162,000	2,798,370	0.77%

Plastics Product Manufacturing (0.03%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09 (3), (5)	$6,973,000	97,622	0.03%

Wired Telecommunications Carriers (4.24%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$8,000,000	8,740,000	2.40%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (4), (5)	€12,990,529	6,728,585	1.84%
Total Wired Telecommunications Carriers		15,468,585

Total Other Corporate Debt Securities (Cost $77,179,649)		60,122,389

Total Debt Investments (Cost $212,734,364)		188,749,200

Equity Securities (37.81%)
Activities Related to Credit Intermediation (9.72%)
Online Resources Corporation, Common Stock (2), (3), (6)	549,555	2,555,431	0.70%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (3), (5), (6)	22,255,193	32,870,920	9.02%
Total Activities Related to Credit Intermediation		35,426,351

Alumina and Aluminum Production and Processing (0.24%)
Revere Holdings, Inc., Class A Common Shares (2), (3), (5), (8)	910	-	-
Revere Holdings, Inc., Class B Common Shares (2), (3), (5), (8)	2,060	-	-
Revere Leasing, LLC, Class A Units (2), (3), (5), (8)	910	263,760	0.07%
Revere Leasing, LLC, Class B Units (2), (3), (5), (8)	2,060	597,608	0.17%
Total Alumina and Aluminum Production and Processing		861,368

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class B Units (3), (5)	198	-	-
Hawkeye Renewables, LLC, Class C Units (3), (5)	156	16,506	-
Total Basic Chemical Manufacturing		16,506

Business Support Services (0.19%)
STG-Fairway Holdings, LLC, Class A Units (3), (5)	50,765	699,542	0.19%

Communications Equipment Manufacturing (6.44%)
Dialogic, Inc., Common Stock (3), (5)	607,388	2,399,183	0.66%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (4), (5), (6)	116,474	5,241,459	1.44%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates - (Luxembourg) (2), (4), (5), (6)	11,530,912	15,842,695	4.34%
Total Communications Equipment Manufacturing		23,483,337

Data Processing, Hosting, and Related Services (0.74%)
GXS Holdings, Inc., Common Stock (3), (5)	708,885	71	-
GXS Holdings, Inc., Series A Preferred Stock (3), (5)	28,356	2,680,493	0.74%
Total Data Processing, Hosting, and Related Services		2,680,564

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

	Principal Amount	Fair	Percent of Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Depository Credit Intermediation (0.15%)
Doral Financial Corporation, Common Stock (3)	401,798	$554,481	0.15%

Electric Power Generation, Transmission and Distribution (0.19%)
Mach Gen, LLC, Common Units (3), (5)	9,740	684,844	0.19%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (3), (5)	20	1,158	-

Other Amusement and Recreation Industries (0.02%)
Bally Total Fitness Holding Corporation, Common Stock (3), (5)	1,785	44,991	0.02%
Bally Total Fitness Holding Corporation, Warrants (3), (5)	3,218	15,446	-
Total Other Amusement and Recreation Industries		60,437

Other Electrical Equipment and Component Manufacturing (7.96%)
EP Management Corporation, Common Stock (2), (5), (6), (7)	854,400	26,507,760	7.27%
GSI Group, Inc., Common Stock (3), (5)	237,987	2,517,899	0.69%
Total Other Electrical Equipment and Component Manufacturing		29,025,659

Plastics Product Manufacturing (4.31%)
WinCup, Inc., Common Stock (2), (3), (5), (6)	31,020,365	15,710,435	4.31%

Radio and Television Broadcasting (0.13%)
Encompass Digital Media Group, Inc., Common Stock (3), (5)	105,698	484,255	0.13%

Semiconductor and Other Electronic Component Manufacturing (0.58%)
TPG Hattrick Holdco, LLC, Common Units (3), (5)	1,934,209	2,108,288	0.58%

Wired Telecommunications Carriers (7.14%)
Hawaiian Telcom Communications, Inc., Common Stock (3), (5)	77,590	1,575,077	0.43%
Integra Telecom, Inc., Common Stock (3), (5)	4,777,651	24,347,110	6.68%
Integra Telecom, Inc., Warrants (3), (5)	1,300,529	19,118	0.01%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	1,779,000	71,430	0.02%
Total Wired Telecommunications Carriers		26,012,735

Total Equity Securities (Cost $153,770,470)		137,809,960

Total Investments (Cost $366,504,834) (9)		326,559,160

Cash and Cash Equivalents (10.41%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.1%, Collateralized by FHLB Discount Note	$1,752,835	1,752,835	0.48%
General Electric Capital Corporation, Commercial Paper, 0.03%, due 1/3/11	$23,000,000	22,999,962	6.31%
Cash Denominated in Foreign Currencies (Cost $2,882,745)	€2,019,129	2,702,402	0.74%
Cash Held on Account at Various Institutions	$10,511,240	10,511,240	2.88%
Total Cash and Cash Equivalents		37,966,439

Total Cash and Investments		$364,525,599	100.00%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2010

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended December 31, 2010 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

EP Management Corporation, Common Stock	$28,314,816	$-	$-	$26,507,760	$-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	5,019,390	-	-	5,241,459	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	16,126,784	-	-	15,842,695	3,405
Online Resources Corporation, Series A-1 Convertible Preferred Stock	33,494,066	-	-	32,870,920	-
Online Resources Corporation, Common Stock	2,440,024	-	-	2,555,431	-
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13	560,762	-	-	560,762	12,721
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13	228,100	-	-	228,100	5,174
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	-	-	256
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2%, due 6/30/13	2,152,771	54,519	-	2,207,290	54,277
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	8,827,142	320,429	-	12,927,346	320,474
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Leasing, LLC, Class A Units	267,184	-	3,424	263,760	-
Revere Leasing, LLC, Class B Units	605,364	-	7,749	597,608	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10.0% PIK, due 10/1/11	9,292,701	234,899	-	9,527,600	237,676
WinCup, Inc., Common Stock	7,388,302	-	-	15,710,435	-
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/11	3,546,835	134,240	-	3,681,075	136,154

Note to Schedule of Changes in Investments in Affiliates:

(1)
The issuers of the investments listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuer's voting securities.

(3) Non-income producing security.

(4) Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(5) Restricted security.

(6) Investment is not a controlling position.

(7) The Registrant's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8) Issuer is a controlled company.

(9) Includes investments with an aggregate fair value of $16,422,780 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $42,662,436 and $23,434,300, respectively.

Aggregate purchases include investment assets received as payment in kind.  Aggregate sales include principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $366,504,834.  Net unrealized depreciation aggregated $39,871,379, of which $50,941,944 related to appreciated investments and $90,813,323 related to depreciated investments.

The total value of restricted securities and bank debt as of December 31, 2010 was $300,563,785, or 82.5% of total cash and investments of the Registrant.

Swaps at December 31, 2010 were as follows:

Instrument	Notional Amount	Fair Value

Euro/US Dollar Cross-Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12	$6,560,548	$74,295

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At December 31, 2010, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$7,979,160	$5,509,095
2	Other observable market inputs*	29,171,080	40,312,022	2,517,899
3	Independent third-party pricing sources that employ significant unobservable inputs	97,257,017	11,733,585	122,479,568
3	Internal valuations with significant unobservable inputs	2,198,714	97,622	7,303,398
Total		$128,626,811	$60,122,389	$137,809,960

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended December 31, 2010 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$88,779,503	$5,005,000	$118,400,136
Net realized and unrealized gains (losses)	4,881,427	(3,235,557)	6,351,989
Net acquisitions and dispositions	13,464,246	-	(2,272,557)
Reclassifications within Level 3†	(9,868,159)	9,964,142	-
Ending balance	$97,257,017	$11,733,585	$122,479,568

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$4,907,297	$(3,235,557)	$7,592,441

† Comprised of $95,983 reclassified from Investment Manager Valuation to Independent Third-Party Valuation and $9,964,142 reclassified from Bank Debt to Corporate Bond.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$2,343,442	$103,853	$5,319,171
Net realized and unrealized gains (losses)	97,647	(6,231)	791,827
Net acquisitions and dispositions	(146,392)	-	1,192,401
Reclassifications within Level 3‡	(95,983)	-	-
Ending balance	$2,198,714	$97,622	$7,303,399

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$71,017	$(6,231)	$791,827

‡ Reclassification of one investment from Investment Manager Valuation to Independent Third-Party Valuation.

Valuations of open swap transactions at December 31, 2010 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$74,295

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2010 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,312,308
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Dialogic Inc., Common Stock	9/28/06	2,967,357
Encompass Digital Media Group, Inc., Common Stock	1/15/10	507,834
GSI Group, Inc., Common Stock	7/23/10	1,843,205
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	Various 2010	4,446,612
GXS Holdings, Inc., Common Stock	3/28/08	681,620
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	27,265
Hawaiian Telecom Communications, Inc., Common Stock	Various 2010	1,203,574
Hawkeye Renewables, LLC, Class B Units	6/18/10	-
Hawkeye Renewables, LLC, Class C Units	6/18/10	1,157,270
Integra Telecom, Inc., Common Stock	11/19/09	31,056,377
Integra Telecom, Inc., Warrants	11/19/09	72,344
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	7,828,560
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15	5/10/10	2,695,916
Mach Gen, LLC, Common Units	Var. 2005 & 2008	4,628,644
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	2,346,568
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	2,439,543
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17	8/27/07	17,935,174
Precision Holdings, LLC, Class C Membership Interests	9/30/10	455
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09	4/4/06	6,588,684
STG-Fairway Holdings, LLC, Class A Units	12/30/10	694,800
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	9,023,460
TPG Hattrick Holdco, LLC, Common Units	4/21/06 & 9/30/10	2,074,960

ITEM 2.	CONTROLS AND PROCEDURES.

(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)           Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: March 1, 2011

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: March 1, 2011